Organization and Principal Activities - Schedule of Principal Subsidiaries and Consolidated Affiliated Entities (Details)	12 Months Ended
Dec. 31, 2022
InfoUniversal
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2017-08
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Qtech
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2018-04
Place of incorporation	USA
Percentage of direct or indirect economic ownership	100.00%
Fun Literature
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2018-10
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic ownership	65.00%
Fun Literature HK
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2018-10
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Quyun WFOE
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2017-10
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Dianguan
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2018-02
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
QTT Asia
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2018-04
Place of incorporation	British Virgin Islands (“BVI”)
Percentage of direct or indirect economic ownership	100.00%
Kubik Media
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2018-05
Place of incorporation	BVI
Percentage of direct or indirect economic ownership	100.00%
Kubik Technology
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2018-05
Place of incorporation	Singapore
Percentage of direct or indirect economic ownership	100.00%
Abaidi
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2018-10
Place of incorporation	Indonesia
Percentage of direct or indirect economic ownership	100.00%
AI-Fun
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-01
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Fun-Platform
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-01
Place of incorporation	Cayman
Percentage of direct or indirect economic ownership	100.00%
Striking
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-01
Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Fun SG
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2021-02
Place of incorporation	Singapore
Percentage of direct or indirect economic ownership	100.00%
Zhicao WFOE
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2018-12
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Chenxing
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2020-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Yanmo
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-10
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Shuqin
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2020-11
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Wennuo
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2020-07
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Hainan
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2021-06
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Jifen
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2012-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Churun
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2018-11
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Big Rhinoceros Horn
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2018-11
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
DragonS Information
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Zhangduan
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2017-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Rapid Information
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Tuohuan
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-09
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Ququanquan
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-10
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Xunkai
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-10
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Huaian Beixia
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2020-11
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Yuanyin
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2021-04
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Kuaishen
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2021-04
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Guatian
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2021-06
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Tuile
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2016-07
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Xike
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2016-07
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Qukandian
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2017-04
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Heitu
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Zheyun
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Supreme Pole International Sports
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Quwen
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2018-08
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Manchuan
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2020-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Yunxi
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2020-04
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Branch Xijie
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2020-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Xijie
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Jietu
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2020-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Luoshi
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2020-01
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Songmang
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-12
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Miaoqu
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-12
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Xixia
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-10
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Mili
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2020-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Kunjie
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2020-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Branch Qingluo
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2020-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Qingluo
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2019-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Guanji
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2021-02
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Yimao
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2021-02
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Xier
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2021-04
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Yixun
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2021-06
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Jingxuan
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2021-06
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Shanghai Chengshan
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment	2021-03
Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%